Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Income (loss) before income taxes, as reported in the statements of operations	$ 2,984	$ 1,939	$ (802)
Theoretical tax benefit	716	485	(213)
Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(166)	(98)	(2)
Non-deductible expenses and other permanent differences	987	683	446
Differences in taxes arising from foreign currency exchange, net	(856)	(324)	641
Utilization of carry forward tax losses for which valuation allowance was provided	(554)	(1,102)	(451)
Withholding taxes that were deducted by the Company's customers	32	6	121
Other	(76)	374	(421)
Income taxes	$ 83	$ 24	$ 121